INTERIM CONDENSED STATEMENT OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Retained earnings	Net loss for the period
Equity at beginning of period at Dec. 31, 2022	€ (27,045)	€ 1,046	€ 255,760	€ 700	€ (228)	€ (227,283)	€ (57,041)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		34,875,872
Net loss for the period	(28,099)						(28,099)
Currency translation adjustments	10			10
Remeasurement of defined benefit plans	0
Total comprehensive loss	(28,088)			10			(28,099)
Allocation of prior period loss	0					(57,041)	57,041
Capital increase	0	€ 11				(11)
Subscription of warrants	0		(26)			26
Share based payment	1,349					1,349
Other movements	1
Equity at end of period at Jun. 30, 2023	(53,783)	€ 1,057	255,734	710	(228)	(282,958)	(28,099)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023		35,230,382
Capital increase (in shares)		354,510
Equity at beginning of period at Dec. 31, 2023	(1,843)	€ 1,414	312,742	738	(228)	(276,810)	(39,700)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023		47,133,328
Net loss for the period	(21,872)						(21,872)
Currency translation adjustments	(2)			(2)
Remeasurement of defined benefit plans	0
Total comprehensive loss	(21,874)			(2)			(21,872)
Allocation of prior period loss	0					(39,700)	39,700
Capital increase	0	€ 9				(9)
Subscription of warrants	0
Share based payment	1,940					1,940
Equity at end of period at Jun. 30, 2024	€ (21,777)	€ 1,423	€ 312,743	€ 736	€ (228)	€ (314,578)	€ (21,872)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2024		47,426,851
Capital increase (in shares)		293,523